Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP	12 Months Ended
Dec. 31, 2025
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP

Exhibit 2 – Consolidated subsidiaries, associates, and joint ventures in Interconexión Eléctrica SA ESP

			Geographic	Ownership
			area of	interest
Company	Activity	Functional currency	operations	Ecopetrol	Assets	Liabilities	Equity	Profit (loss)
Concesión Costera-Cartagena-Barranquilla S.A.S	Roads	Colombian peso	Colombia	100%	2,663	2,425	238	40
Transelca S.A. E.S.P.	Electric power	Colombian peso	Colombia	100%	1,972	1,073	899	232
Internexa S.A.	Telecommunications	Colombian peso	Colombia	100%	676	433	243	44
Intercolombia S.A E.S.P.	Electric power	Colombian peso	Colombia	100%	427	273	154	53
XM Compañía de Expertos en Mercados S.A. E.S.P.	Electric power	Colombian peso	Colombia	100%	371	317	54	8
Inteia S. A. S.	Electric power	Colombian peso	Colombia	100%	30	12	18	4
Intervial Colombia S.A.S.	Roads	Colombian peso	Colombia	100%	1	—	1	—
HUB Digital de Servicios ISA S.A.S	Servicios	Colombian peso	Colombia	100%	—	—	—	—
ISA Energía Brasil S.A.	Electric power	Brazilian real	Brazil	36%	46	25	21	2
ISA Capital do Brasil	Electric power	Brazilian real	Brazil	100%	8	—	8	1
ISA Investimentos e Participações S.A.	Electric power	Brazilian real	Brazil	100%	1	—	1	—
Interligação Elétrica Riacho Grande	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Aguapeí S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Evrecy S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Itaquerê S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Itaúnas S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica de Minas Gerais S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Jaguar 9 S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Norte E Nordeste S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Biguaçu S.A.	Electric power	Brazilian real	Brazil	36%	1	1	—	—
Fundo de Investimento Xavantes Referenciado DI	Electric power	Brazilian real	Brazil	21%	1	—	1	—
Interligação Elétrica Serra do Japi S.A.	Electric power	Brazilian real	Brazil	36%	1	1	—	—
Interligação Elétrica Tibagi S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Jaguar 8 S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Sul S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Jaguar 6 S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Itapura S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Barra Bonita Renda	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Referenciado Di Bandeirantes	Electric power	Brazilian real	Brazil	18%	—	—	—	—
Interligação Elétrica Pinheiros S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Assis	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Ruta del Maipo Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	1,733	1,039	694	94
Intervial Chile S.A.	Roads	Chilean peso	Chile	100%	1,224	221	1,003	114
ISA Inversiones Chile Vías Spa	Roads	Chilean peso	Chile	100%	1,039	—	1,039	114
Ruta del Loa Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	399	311	88	7
Ruta de la Araucanía Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	66	10	56	5
ISA Inversiones Costera Chile Spa	Roads	Chilean peso	Chile	100%	34	50	(16)	7
Ruta de los Ríos Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	75%	28	13	15	4
Ruta Orbital Sur Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	19	3	16	1
Interchile S.A.	Electric power	US dollar	Chile	100%	1	1	—	—
ISA Inversiones Chile Spa	Electric power	US dollar	Chile	100%	1	1	—	—
Ruta del Bosque Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	1	1	—	—
ISA Inversiones Tolten Ltda.	Roads	Chilean peso	Chile	100%	—	—	—	—
Interconexiones del Norte S.A.	Electric power	US dollar	Chile	100%	—	—	—	—
Interconexiones Viales Spa	Roads	Chilean peso	Chile	100%	—	—	—	—
Interconexiones Eléctricas Qoyllur Spa	Electric power	US dollar	Chile	100%	—	—	—	—
Consorcio Transmantaro S.A.	Electric power	US dollar	Peru	60%	2	2	—	—

			Geographic	Ownership
			area of	interest
Company	Activity	Functional currency	operations	Ecopetrol	Assets	Liabilities	Equity	Profit (loss)
Red de Energía del Perú	Electric power	US dollar	Peru	60%	—	—	—	—
ISA Perú	Electric power	US dollar	Peru	100%	—	—	—	—
Internexa Perú	Telecommunications	US dollar	Peru	100%	—	—	—	—
Proyectos de Infraestructura del Perú S.A.C.	Electric power	US dollar	Peru	100%	—	—	—	—
Ruta del Este Sociedad Concesionaria S.A.	Roads	US dollar	Panama	100%	—	—	—	—
Linear Systems Re Ltd.	Electric power	US dollar	Bermuda	100%	—	—	—	—
ISA Bolivia	Electric power	US dollar	Bolivia	100%	—	—	—	—